S000004305 [Member] Investment Objectives and Goals - iShares Global Tech ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Global Tech ETF IXN | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector.